Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board does not take material nonpublic information into account when determining the timing or terms of any equity awards, including options, nor does the Company time the public disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company does not currently have a formal policy regarding the timing of equity award grants. Historically, the Board has granted equity awards, if any, on an ad hoc basis to directors or newly appointed officers, and may also approve awards in connection with new hires or promotions and for retention purposes.
Only the Board may approve stock option grants to executive officers. Any such awards are generally approved at a meeting of the Board or by unanimous written consent. The exercise price of any newly granted stock option would be the closing price of the Company’s common stock on the date of grant.
During the last completed fiscal year, the Company did not grant any stock options or similar option-like instruments to its named executive officers during the period beginning four business days before and ending one business day after the filing of any Form 10-K, Form 10-Q, or Form 8-K that contained material nonpublic information (as defined in Item 402(x) of Regulation S-K). Accordingly, no additional tabular disclosure under Item 402(x)(2)(ii) of Regulation S-K is required.

Award Timing Method
The Board does not take material nonpublic information into account when determining the timing or terms of any equity awards, including options, nor does the Company time the public disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company does not currently have a formal policy regarding the timing of equity award grants. Historically, the Board has granted equity awards, if any, on an ad hoc basis to directors or newly appointed officers, and may also approve awards in connection with new hires or promotions and for retention purposes.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Board does not take material nonpublic information into account when determining the timing or terms of any equity awards, including options, nor does the Company time the public disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company does not currently have a formal policy regarding the timing of equity award grants. Historically, the Board has granted equity awards, if any, on an ad hoc basis to directors or newly appointed officers, and may also approve awards in connection with new hires or promotions and for retention purposes.

MNPI Disclosure Timed for Compensation Value	false